Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

30. Subsequent events

On March 6, 2024, the Securities and Exchange Commission (SEC) declared that the Form F-4 of Vitru Brasil Empreendimentos, Participações e Comércio S.A. (“Vitru Brazil”), a wholly owned subsidiary of the Company, was effective. As a result, Vitru Brazil is now registered at the SEC. Such registration is part of the listing migration of the Vitru group from NASDAQ to B3 (the Brazilian Stock Exchange), a process that was started in 2023 as duly announced by the Company, through which Vitru Brazil will incorporate the Company.